Cost of sales	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Cost of sales
24.	COST OF SALES
Cost of sales comprise costs of inventories sold, production overheads unallocated to inventories, warranty and distribution costs, costs related to sales programs that involve a free product or service delivered to clients, write-down of inventories, reversal of write-down of inventories, depreciation of property, plant and equipment, intangible assets, right-of-use
assets used to manufacture and net insurance gains related to inventory.
During the year ended January 31, 2023, the Company recorded $6,664.6 million of inventories in cost of sales ($4,930.5 million for the year ended January 31, 2022).